Annual Fund Operating Expenses - Global Impact Fund	Feb. 01, 2021
Investor Class
Operating Expenses:
Management Fees (as a percentage of Assets)	0.62%
Other Expenses (as a percentage of Assets):	0.51%	[1]
Acquired Fund Fees and Expenses	0.11%	[1]
Expenses (as a percentage of Assets)	1.24%
Institutional Class
Operating Expenses:
Management Fees (as a percentage of Assets)	0.62%
Other Expenses (as a percentage of Assets):	0.22%	[1]
Acquired Fund Fees and Expenses	0.11%	[1]
Expenses (as a percentage of Assets)	0.95%

[1]	Other expenses and acquired fund fees and expenses are based on estimated amounts for the current fiscal year.